5. GE Trademark License	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
5. GE Trademark License

Note 5 GE Trademark License Agreement

The Company entered into an amended License Agreement with General Electric regarding the trademarking of its products. The License Agreement is amortized through its expiration in November 2018.

	December 31, 2015	December 31, 2014
GE Trademark License	$12,000,000	$12,000,000
Less: Impairment Charges	—	—
Less: Accumulated Amortization	(4,876,254)	(2,434,783)
Patents – net	$7,123,746	$9,565,217

At December 31, 2015, future amortization of intangible assets is as follows for the remaining:

Year Ending December 31
2016	$2,448,161
2017	2,441,472
2018	2,234,113
$7,123,746